Allowance for Loan Losses - Schedule of Loans Acquired and Accounted (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Outstanding balance	$ 1,149	$ 1,805
Carrying amount	$ 467	$ 924